Stockholders' Equity - Issuance of Common Stock (Details) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2014 USD ($) shares	Sep. 30, 2016 Vote	Dec. 31, 2015 Vote
Issuance of common stock
Value of shares issued	$ 365,187
Number of votes a share of common stock entitles the holder | Vote		1	1
Former Stockholders
Issuance of common stock
Value of shares issued	$ 69,957
Connolly iHealth Merger
Issuance of common stock
Shares issued (in shares) | shares	32,790,321
Value of shares issued	$ 435,144